Deferred Tax Assets And Deferred Tax Liabilities	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Deferred tax assets and deferred tax liabilities
21	Deferred tax assets and deferred tax liabilities
Deferred income assets and liabilities of the Group are set out as follows:

	As of December 31,
	2022	2023
	RMB’000	RMB’000
Deferred tax assets	4,990,352	5,572,042
Deferred tax liabilities	(694,090)	(524,064)

Net amount	4,296,262	5,047,978

Deferred assets and liabilities not taking into consideration the offsetting of balances are set out as follows:

(a)	The following table sets forth the details of deferred tax assets:

	As of December 31,
	2022	2023
	RMB’000	RMB’000
Provision for asset impairments	1,303,345	2,438,417
Deductible tax losses	217,501	1,876,671
Guarantee liabilities	1,440,842	1,046,383
Revenue recognition—differences between accounting and tax book	1,252,255	818,420
Employee benefit payables	483,747	567,697
Accrued expenses	357,300	261,614
Changes in fair value	170,471	218,892
Lease liabilities (h)	187,202	96,674
Others	25,360	8,607

	5,438,023	7,333,375

(b)	Deductible temporary differences and deductible losses that are not recognized as deferred tax assets are analyzed as follows:

	As of December 31,
	2022	2023
	RMB’000	RMB’000
Deductible temporary differences	3,792,705	4,535,800
Deductible losses	2,135,395	2,655,644

	5,928,100	7,191,444

(c)	Deductible losses that are not recognized as deferred tax assets will expire as follows:

	As of December 31,
	2022	2023
	RMB’000	RMB’000
2022	6,149	—
2023	120,824	—
2024	310,412	292,876
2025	158,783	111,899
2026	33,382	31,353
2027	263,800	261,405
2028	—	392,811
2032	—	217,776
2033	—	92,609
No due date	1,242,045	1,254,915

	2,135,395	2,655,644

(d)	The following table sets forth the movements of the deferred tax asset:

Movements	Deductible tax losses	Provision for asset impairments	Employee benefit payables	Accrued expenses	Guarantee liabilities	Revenue recognition - differences between accounting and tax book	Others (Includ ing changes in fair value )	Lease liabilities	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2021	581,325	1,368,693	626,048	528,660	187,169	—	267,562	244,855	3,804,312

Credited/(charged) - to profit or loss	(386,698)	(381,750)	125,878	(36,504)	487,108	1,635,551	(63,844)	(46,219)	1,333,522

As of December 31, 2021	194,627	986,943	751,926	492,156	674,277	1,635,551	203,718	198,636	5,137,834

Credited/(charged) - to profit or loss	22,874	316,402	(268,179)	(134,856)	766,565	(383,296)	(7,887)	(11,434)	300,189

As of December 31, 2022	217,501	1,303,345	483,747	357,300	1,440,842	1,252,255	195,831	187,202	5,438,023

Credited/(charged) to profit or loss	1,659,170	1,135,072	83,950	(95,686)	(394,459)	(433,835)	31,668	(90,528)	1,895,352

As of December 31, 2023	1,876,671	2,438,417	567,697	261,614	1,046,383	818,420	227,499	96,674	7,333,375

(e)	The following table sets forth for the details of deferred tax liabilities:

	As of December 31,
	2022	2023
	RMB’000	RMB’000
Unrealized consolidated earnings	672,661	1,799,822
Intangible assets arisen from business combination	211,565	211,565
Changes in fair value	57,471	157,620
Lease assets (h)	188,503	100,225
Others	11,561	16,165

	1,141,761	2,285,397

(f)	The following table sets forth the movements of the deferred tax liabilities:

Movements	Revenue recognition differences between accounting and tax book	Intangible assets arisen from business combination	Unrealized consolidated earnings	Effective interest adjustment	Changes in fair value	Others	Lease assets	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2021	4,157,984	452,258	434,850	862,035	20,469	8,398	243,387	6,179,381

Charged/(credited) - to profit or loss	(4,157,984)	(240,693)	141,622	(843,990)	56,802	5,159	(42,139)	(5,081,223)

As of December 31, 2021	—	211,565	576,472	18,045	77,271	13,557	201,248	1,098,158

Charged/(credited) - to profit or loss	—	—	96,189	(18,045)	(19,800)	(1,996)	(12,745)	43,603

As of December 31, 2022	—	211,565	672,661	—	57,471	11,561	188,503	1,141,761

Charged/(credited) - to profit or loss	—	—	1,127,161	—	100,149	4,604	(88,278)	1,143,636

As of December 31, 2023	—	211,565	1,799,822	—	157,620	16,165	100,225	2,285,397

(g)	The following table sets forth the net balances of deferred tax assets and liabilities after offsetting:

	As of December 31,
	2022		2023
	Offset amount	Balance after offsetting	Offset amount	Balance after offsetting
	RMB’000	RMB’000	RMB’000	RMB’000
Deferred tax assets	(447,671)	4,990,352	(1,761,333)	5,572,042

Deferred tax liabilities	447,671	(694,090)	1,761,333	(524,064)

(h)
Starting from 2023, the Group report deferred income tax associated with right-of-use assets and lease liabilities separately and revised the comparative period presentation to conform to current period classification.